Cover	Feb. 11, 2022
Cover [Abstract]
Entity Registrant Name	Yong Bai Chao New Retail Corporation
Entity Central Index Key	0001284454
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 11, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-3626387
Entity File Number	333-206764
Entity Address Address Line 1	No. 3205-3209, South Building, No.3
Entity Address Address Line 2	Intelligence Industrial Park, No.39 Hulan West Road
Entity Address Address Line 3	Baoshan District
Entity Address City Or Town	Shanghai
Entity Address Country	CN
City Area Code	86-135
Local Phone Number	8568-1065
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false